Loans - Components of Net Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables
Total Minimum Lease Payments	$ 957,367	$ 863,755
Estimated residual value of leased property (unguaranteed)	419,024	356,560
Deferred origination costs, net of fees	18,141	15,422
Unearned financing income	196,788	176,121
Net minimum lease payments	1,197,744	1,059,616
Capital Leases - Allowance for loan losses	16,863	10,768
Net minimum lease payments, net of allowance for loan losses	$ 1,180,881	$ 1,048,848